Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Earnings per share [abstract]
Anti-dilutive vested share purchase options	948,750	1,348,750
Anti-dilutive vested share purchase warrants	250,000	0